General (Details) $ in Millions	1 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 13, 2022 ₪ / shares
General (Details) [Line Items]
Net proceeds	$ 13.3
Accumulated losses		$ 17.3
Wearable Devices Ltd. [Member]
General (Details) [Line Items]
Ordinary share price (in New Shekels per share) | ₪ / shares			₪ 0.01